Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Detail) - GBP (£) £ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Fair value of assets allocation, Equities		6.70%	9.10%	9.10%
Fair value of assets allocation, Bonds		46.10%	44.80%	64.80%
Fair value of assets allocation, Insured annuities	[1]	41.00%	39.30%	10.80%
Fair value of assets allocation, Property		0.10%	0.10%	0.10%
Fair value of assets allocation, Cash		2.40%	2.90%	3.70%
Fair value of assets allocation, Other		3.70%	3.80%	11.50%
Total fair value of assets allocation		100.00%	100.00%	100.00%
Fair value of assets, Equities		£ 41.6	£ 55.5	£ 76.5
Fair value of assets, Bonds		284.2	272.5	544.9
Fair value of assets, Insured annuities	[1]	252.8	239.1	90.9
Fair value of assets, Property		0.7	0.7	0.9
Fair value of assets, Cash		14.7	17.7	31.1
Fair value of assets, Other		22.6	23.0	96.3
Total fair value of assets		616.6	608.5	840.6
Present value of liabilities		(772.7)	(767.5)	(1,024.0)
Deficit in the plans		(156.1)	(159.0)	(183.4)
Irrecoverable surplus		(0.6)	0.0	(0.9)
Net liability	[2]	(156.7)	(159.0)	(184.3)
Plans in surplus		27.2	20.6	42.8
Plans in deficit		£ (183.9)	£ (179.6)	£ (227.1)

[1]	The increase in 2019 from 2018 in the amount of assets held in insured annuities is attributable to the completion of buy-in transactions during 2019 for certain UK plans. The invested assets for these plans, as at 31 December 2018 consisted of a mixture of equities, bonds, cash and other assets, were transferred to an insurance company and, in accordance with IAS 19, all assets for these plans are now classified as insured annuities.
[2]	The related deferred tax asset is discussed in note 17.